Shareholder Report, Average Annual Return (Details) 195666_Tweedy Browne International Insider Value ETF_TF_TSR Annual {TF}	12 Months Ended
Aug. 31, 2026
Tweedy, Browne International Insider + Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tweedy, Browne International Insider + Value ETF NAV
Average Annual Return, Percent	34.51%
MSCI EAFE Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net (USD)
Average Annual Return, Percent	20.71%